SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) - USD ($) $ in Millions				9 Months Ended
		Jun. 23, 2026	Jun. 17, 2026	Sep. 30, 2026
Share Capital [Roll Forward]
Beginning balance				$ 2,750.4
Issuance of ordinary shares, net				211.6
Exercise of share options				1.2
Reclassification of vesting of restricted share units				58.5
Ending balance				$ 3,021.7
Ordinary Shares
Share Capital [Roll Forward]
Issuance of ordinary shares, net (in shares)			15,400,000	15,400,000
ADR
Share Capital [Roll Forward]
Issuance of ordinary shares, net (in shares)		1,155,000	7,700,000
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares)				369,886,369
Exercise of share option (in shares)				726,462
Reclassification of vesting of restricted share units (in shares)				1,925,202
Ending balance (in shares)				387,938,033
Share capital
Share Capital [Roll Forward]
Beginning balance				$ 0.1
Issuance of ordinary shares, net				0.0
Exercise of share options				0.0
Reclassification of vesting of restricted share units				0.0
Ending balance				0.1
Share premium
Share Capital [Roll Forward]
Beginning balance				2,750.3
Issuance of ordinary shares, net	[1]			211.6
Exercise of share options				1.2
Reclassification of vesting of restricted share units				58.5
Ending balance				$ 3,021.6

[1]	These reserve accounts comprise the consolidated reserves of $1,272.6 million and $1,011.2 million in the consolidated statements of financial position as at September 30, 2026 and 2025, respectively